Consolidated statements of operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Revenues:
Oil and natural gas sales	$ 148,951
Natural gas transportation and treating	1,397
Total revenues	150,348
Costs and expenses:
Lease operating expenses	14,984
Production and ad valorem taxes	8,919
Natural gas transportation and treating	300
Drilling and production	1,438
General and administrative	15,284
Equity and stock-based compensation	2,247
Accretion of asset retirement obligations	264
Depreciation, depletion and amortization	51,523
Total costs and expenses	94,959
Operating income (loss)	55,389
Realized and unrealized gain (loss):
Commodity derivative financial instruments, net	594
Interest rate derivatives, net	(323)
Interest expense	(14,684)
Interest and other income	16
Non-operating expense, net	(14,397)
Income (loss) before income taxes	40,992
Income tax (expense) benefit:
Deferred	(14,757)
Total income tax (expense) benefit, net	(14,757)
Net income (loss)	$ 26,235
Net income per common share:
Basic (in dollars per share)	$ 0.21
Diluted (in dollars per share)	$ 0.20
Weighted average common shares outstanding:
Basic (in shares)	126,803
Diluted (in shares)	127,981